Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
26.	Income Taxes
(a)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Hong Kong Profits Tax

Before the year of 2019, the Company’s subsidiaries incorporated in Hong Kong are subject to Hong Kong profit tax at the rate of 16.5%. Effective since the year of 2019, the applicable income tax rate was changed to 8.25% for profit of up to HK$2.0 million and 16.5% for the remainder of taxable income. Dividends income received from subsidiaries in China are not subject to Hong Kong profits tax.

(c)	PRC Enterprise Income Tax (“EIT”)

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2018	2019	2020
PRC statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(15.08%)	86.99%	(0.50%)
Effect of permanent differences	2.55%	25.70%	(11.31	%) **
Additional tax deduction for qualified research and development expenses	(2.68%)	(10.84%)	(6.33%)
Effect of tax holiday*	-	(115.48)%	(8.51%)
Difference in tax rate of subsidiaries outside the PRC	(3.44%)	(0.06%)	1.60%
Total	6.35%	11.43%	(0.05%)

*Yi Ling (Shanghai) Information Technology Co., Limited, fully owned subsidiary of the Group, obtained its software enterprise certificate in June 2019 for 1 year and in October 2020 for another 1 year and is entitled to two years tax exemption from Corporate Income Tax (“CIT”) for the years of 2019 and 2020 and a 50% CIT reduction for the succeeding three years thereafter.

** For the year ended December 31, 2020, 3.52% represents shares-based compensation not deductible in the PRC returns, 7.79% represents the Company’s Cayman Island operating expenses not deductible in the PRC returns and other non-taxable and deductible items such as meal and entertainment expenses.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income/(loss)are as follows:

	Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
Current income tax expense	1,503,504	56,898	78
Deferred tax expense/(benefit)	(1,086,380)	192,741	(6,582)
Income tax expense/(benefit), net	417,124	249,639	(6,504)

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2019 and 2020 are as follows:

	Year Ended December 31,
	2019	2020
	US$	US$
Deferred tax assets:
Tax loss carry-forwards	3,706,113	3,661,528
Inventory provision	66,042	81,944
Allowance for doubtful accounts	46,883	50,503
Unrealized Profit	6,473	6,920
Other deductible temporary difference	2,112	—
Total deferred tax assets	3,827,623	3,800,895
Less: Valuation allowance	(3,039,926)	(2,971,506)
Net deferred tax assets	787,697	829,389

Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(138,406)	(24,684)
Net deferred tax liabilities	(138,406)	(24,684)

As of December 31, 2019 and 2020, the PRC entities of the Group had tax loss carryforwards of approximately US$ 3,706,113 and US$3,661,528, respectively, which can be carried forward to offset taxable income. The carryforwards period for net operating losses under the EIT Law is five years. The net operating loss carry forward of the Group will expire in varying amounts between 2021 and 2025. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards. There is no expiration for the advertising expenses carryforwards.

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. If events occur in the future that allow the Group to realize part or all of its deferred income tax, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

As of December 31, 2019 and 2020, valuation allowances of US$ 3,039,926 and US$2,971,506 were provided because it was more likely than not that the Group will not be able to utilize certain tax losses carry forwards and other deferred tax assets generated by its subsidiaries and VIEs.

Movement of valuation allowance is as follows:

	Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
Beginning balance	2,129,655	1,139,566	3,039,926
Current year additions	423,742	2,108,356	3,929,241
Reversal of valuation allowances	(1,413,831)	(207,996)	(3,997,661)
Ending balance	1,139,566	3,039,926	2,971,506

Valuation allowances were reversed by US$1,413,831 in the year ended December 31, 2018 attributable to a certain domestic subsidiary of the Group that has been profitable during the recent two consecutive years and expects to generate sufficient future taxable income which is more likely than not to utilize its deferred tax assets.

Increase of the valuation allowance in the year ended December 31, 2019 was mainly due to certain of the Group’s start-up PRC subsidiaries experienced losses at their preliminary stage of business and full valuation allowances were provided against their deferred tax assets, mainly related to loss carry forwards.

Reversal of valuation allowances in the year ended December 31, 2020 was due to the Group disposed four PRC subsidiaries in the year of 2020 and such valuation allowances relating to these subsidiaries were fully deconsolidated. The additions in valuation allowances was due to the Group’s PRC subsidiaries experienced losses as COVID-19-related disruptions have had an adverse impact on the Group’s results of operations.